J.P. MORGAN U.S. EQUITY FUNDS
JPMorgan U.S. Sustainable Leaders Fund
(the “Fund”)
(series of JPMorgan Trust I)
Supplement dated November 26, 2024
to the current Summary Prospectuses and Prospectus, as supplemented
Effective December 31, 2024 (the “Effective Date”), the Fund will be managed by a different portfolio management team. While the Fund will continue to be managed in accordance with its existing investment objective and strategies, certain changes will be made to the Fund’s investment process, as reflected below. As part of this transition, the new portfolio management team anticipates selling a portion of the Fund’s existing investments and the Fund, therefore, will have higher portfolio turnover compared to prior years. As a result, the Fund anticipates realizing and/or distributing higher capital gains than might generally be expected under normal circumstances.
On the Effective Date, the following changes will be made to the Summary Prospectuses and/or the Prospectus:
The “Investment Process” section under “What are the Fund’s main investment strategy” and under U.S. Sustainable Leaders Fund in “Additional Information About the Funds’ Investment Strategies” is hereby deleted in its entirety and replaced with the following:
Investment Process: The Fund has an actively managed strategy. In managing the Fund, the adviser employs a fundamental, bottom‑up approach to stock selection, constructing portfolios based on company financials, data analysis and proprietary research.
In choosing securities to purchase, the adviser evaluates and internally ranks companies to identify those companies that, in the adviser’s view, are sustainable leaders and have high quality, durable franchises, which the adviser believes are attractively valued. The adviser assesses sustainability based on fundamental analysis using a wide set of data inputs which may include proprietary research, information self-reported by companies, and third-party data. The adviser may vary the importance of particular ESG and investment characteristics by industry because, in the adviser’s judgment, certain characteristics are more relevant for certain industries. For example, an environmental characteristic, such as land use, may be more relevant for energy companies than for technology companies. In addition, the Fund seeks to avoid investing in companies that the adviser has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of tobacco, controversial weapons, traditional weapons, thermal coal, adult entertainment and gambling products and services, or to be violating certain norms-based criteria (for example, UN Global Compact violators). This exclusionary criteria relies on multiple data inputs, including information from third-party providers who identify an issuer’s participation in, or the revenue which they derive from, activities that are inconsistent with values- and norms-based screens. The adviser may modify the exclusionary criteria without notice to shareholders to, among other things, modify the data inputs, change third-party data providers, or add or remove certain business activities or industries from the screening process.
The Fund has flexibility to focus in various industries or sectors based on the adviser’s analysis of market opportunities at a particular time.
The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

SUP-USSL-1124

In addition, on the Effective Date, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:
Management
J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
David Small	2024	Managing Director
Danielle Hines	2024	Managing Director
In addition, the “The Funds’ Management and Administration — The Portfolio Managers — U.S. Sustainable Leaders Fund” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:
U.S. Sustainable Leaders Fund
The portfolio management team utilizes a team-based approach and is comprised of David Small, Managing Director and Danielle Hines, CFA and Managing Director. In seeking to identify sustainable leaders, the team is supported by the insights of JPMIM’s U.S. sector specialist research analysts. An employee of JPMIM since 2008, Mr. Small has been the Director of U.S. Equity Research since 2015. An employee of JPMIM since 2011, Ms. Hines currently is an Associate Director of U.S. Equity Research since 2020 and previously worked within JPMIM as a research associate covering the retail sector and as an investment associate on the core portfolio management team.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Sustainable Leaders Fund

(the “Fund”)

(series of JPMorgan Trust I)

Supplement dated November 26, 2024

to the current Statement of Additional Information, as supplemented

Effective December 31, 2024 (the “Effective Date”), the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of September 30, 2024:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U. S. Sustainable Leaders Fund
David Small	13	$18,819,743	5	$11,666,962	18	$8,623,068
Danielle Hines	2	12,028,225	4	2,992,492	18	$8,623,068

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of September 30, 2024:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Sustainable Leaders Fund
David Small	0	$0	0	$0	4	$1,695,578
Danielle Hines	0	0	0	0	4	$1,695,578

In addition, on the Effective Date, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager as of September 30, 2024. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.

Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Sustainable Leaders Fund
David Small Danielle Hines	X X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USSL-1124